Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Future minimum commitments under non-cancelable agreements

As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows (in thousands):

			Cooperation
			with
		Bandwidth	Phoenix TV	Content
	Rental	Purchases	Group	Purchases	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
2019	38,222	2,938	3,249	12,820	11,653	68,882
2020	38,270	2,191	1,375	2,950	73	44,859
2021	38,314	2,191	—	547	7	41,059
2022	18,980	1,187	—	485	3	20,655
2023 and thereafter	—	—	—	4,355	—	4,355
Total	133,786	8,507	4,624	21,157	11,736	179,810